Fair Value (Tables)	12 Months Ended
Mar. 31, 2018
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis, excluding pension assets and derivative assets and liabilities. See Note 13 - "Pension and Other Benefit Plans" and Note Note 7 - "Derivative Instruments" for information about the fair value of our pension assets and derivative assets and liabilities, respectively. There were no transfers between any of the levels during the periods presented.

		Fair Value Hierarchy
(in millions)	As of March 31, 2018
Assets:	Fair Value	Level 1	Level 2	Level 3
Money market funds and money market deposit accounts	$84	$84	$—	$—
Time deposits(1)	114	114	—	—
Other debt securities(2)	59	—	53	6
Deferred purchase price receivable	233	—	—	233
Total assets	$490	$198	$53	$239

Liabilities:
Contingent consideration	$5	$—	$—	$5
Total liabilities	$5	$—	$—	$5

(1) Cost basis approximated fair value due to the short period of time to maturity.
(2) Other debt securities include available-for-sale investments with Level 2 inputs that have a cost basis of $42 million and unrealized gains of $11 million.

	As of March 31, 2017
Assets:	Fair Value	Level 1	Level 2	Level 3
Money market funds and money market deposit accounts	$406	$406	$—	$—
Deferred purchase price receivable	252	—	—	252
Total assets	$658	$406	$—	$252

Liabilities:
Contingent consideration	$7	$—	$—	$7
Total Liabilities	$7	$—	$—	$7